Subsequent events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 15, 2018	Aug. 14, 2018	Aug. 21, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid						$ 35,930		$ 57,037
Payment of Financing and Stock Issuance Costs						404
Proceeds from Issuance of Common Limited Partners Units				$ 104	$ 0	2,882	$ 0
Compensation Paid to Agent						$ 600
Common Stock [Member]
Subsequent Event [Line Items]
Share Price				$ 18.36		$ 18.36
Partners' Capital Account, Units, Sale of Units				16,875		229,606
Proceeds from Issuance of Preferred Limited Partners Units				$ 300
Proceeds from Issuance of Common Limited Partners Units						$ 4,100
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Partners' Capital Account, Units, Sale of Units						1,294,913
Proceeds from Issuance of Preferred Limited Partners Units						$ 32,800
Subsequent Event [Member]
Subsequent Event [Line Items]
Payment of Financing and Stock Issuance Costs			$ 200
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share Price			$ 18.28
Partners' Capital Account, Units, Sale of Units			58,231
Proceeds from Issuance of Common Limited Partners Units			$ 1,100
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.546875
Distribution Made to Limited Partner, Cash Distributions Paid	$ 3,200
Share Price			$ 25.68
Partners' Capital Account, Units, Sale of Units			506,887
Proceeds from Issuance of Preferred Limited Partners Units			$ 12,800
Subsequent Event [Member] | Common and Subordinated Stock [Member]
Subsequent Event [Line Items]
Distribution Made to Limited Partner, Distributions Paid, Per Unit		$ 0.44
Distribution Made to Limited Partner, Cash Distributions Paid		$ 15,000
Subsequent Event [Member] | Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Repayments of Lines of Credit			$ 6,000